Non-controlling interest	12 Months Ended
Oct. 31, 2024
Disclosure Of Detailed Information About Non-Controlling Interest [Abstract]
Non-controlling interest
30. Non-controlling interest
The following table presents the summarized financial information for the Company’s subsidiaries which have non-controlling interests. This information represents amounts before intercompany eliminations and with the exclusion of Goodwill.

As at	October 31, 2024	October 31, 2023
	$	$
Total current assets	5,482	3,017
Total non-current assets	6,365	21,085
Total current liabilities	(1,496)	(4,128)
Total non-current liabilities	(758)	(4,891)
Revenues for the year ended	16,393	31,723
Net income for the year ended	1,749	(13,252)
Total Comprehensive income (loss)	2,062	(10,672)
The net change in non-controlling interests is as follows:

As at	October 31, 2024	October 31, 2023
	$	$
Opening balance	2,110	5,683
Share of income for the period - Saturninus Partners	116	245
Share of income for the period - NAC OCN Ltd.Partnership	208	284
Share of income for the period - NAC Thompson North Ltd. Partnership	182	313
Share of income for the period - Enigmaa Ltd.	(116)	(524)
Share of income for the period - NuLeaf	136	(1,960)
Purchase of NuLeaf	(196)	-
Distribution - Saturninus Partners	(200)	-
Distribution - Blessed	-	(358)
Distribution - Meta	-	(104)
Purchase of minority interest and closing of NCI balance - FABCBD	-	(1,469)
Balance, October 31, 2024	2,240	2,110